DISPOSITIONS (Details) - USD ($) $ in Millions										1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 17, 2024	Jun. 11, 2024	Mar. 31, 2024	Dec. 14, 2023	Nov. 10, 2023	Nov. 08, 2023	Nov. 07, 2023	May 01, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Gains on disposals of non-current assets									$ 67				$ 692	$ 4,686	$ 28
Business services | Disposed of by sale
Disclosure of operating segments [line items]
Gross proceeds				$ 628	$ 460			$ 490
Proportion of ownership interest in subsidiary				17.00%
Net gain on dispositions				$ 524	$ 42			$ 87
Infrastructure services | Disposed of by sale
Disclosure of operating segments [line items]
Gross proceeds							$ 3,800			$ 275
Net gain on dispositions							3,900			$ 14
Intangibles and goodwill							2,400
Property, plant and equipment							1,000
Deferred tax assets							300
Borrowings							3,700
Other net liabilities							$ 100
Operating segments | Infrastructure services
Disclosure of operating segments [line items]
Gains on disposals of non-current assets													$ 49
Road Fuels Operation
Disclosure of operating segments [line items]
Gross proceeds												$ 250
Gains on disposals of non-current assets												$ 483
Payments Processing Services Operation
Disclosure of operating segments [line items]
Gains on disposals of non-current assets	$ 110
Invested incremental of equity	$ 156
Economic interest	11.00%
Real Estate Services Operation
Disclosure of operating segments [line items]
Gains on disposals of non-current assets			$ 15
Real Estate Services Operation | Bottom of range
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			28.00%
Real Estate Services Operation | Top of range
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary			42.00%
Canadian Aggregates Production Operation
Disclosure of operating segments [line items]
Gross proceeds		$ 140
Gains on disposals of non-current assets		$ 84
Energy Services Operation
Disclosure of operating segments [line items]
Gross proceeds						$ 37
Gains on disposals of non-current assets						$ 1
Digital Cloud Services Operations
Disclosure of operating segments [line items]
Gross proceeds											$ 13
Gains on disposals of non-current assets											$ 9
Public securities | Operating segments | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets															$ 19